Board of Directors, Senior Management and Key management personnel	12 Months Ended
Dec. 31, 2023
Board Of Directors, Senior Management And Key Management Personnel
Board of Directors, Senior Management and Key management personnel	Board of Directors, Senior Management and Key management personnel
6.1    Remuneration of the Board of Directors and Senior Management
(a)Board of directors
SQM S.A. is managed by a Board of Directors which is composed of 8 directors, who are elected for a three-year period. The Board of Directors was elected during the ordinary shareholders’ meeting held on April 26, 2023, which included the election of 2 independent directors. Subsequent to such election, the following is the integration of the Company's committees:
-Directors’ Committee: This committee is comprised by Gina Ocqueteau Tacchini, Antonio Gil Nievas and Ashley Ozols and fulfills the functions established in Article 50 bis of Chilean Law on publicly-held corporations. This committee takes on the role of the audit committee in accordance with the US-based Sarbanes Oxley law.
-The Company’s Health, Safety and Environment Committee: This committee is comprised of Antonio Schneider, Patricio Contesse Fica and Gonzalo Guerrero Yamamoto.
-Corporate Governance Committee: This committee is comprised of Hernán Büchi Buc, Patricio Contesse Fica and Xu Tieying.
During the periods covered by these financial statements, there are no pending receivable and payable balances between the Company, its directors or members of Senior Management, other than those related to remuneration, fee allowances and profit-sharing.There were no transactions between the Company, its directors and senior management for the three years ended December 31, 2023.
(b)Board of Directors’ Compensation
Board members’ compensation for 2022, that is from April 26, 2022 to April 26, 2023, was determined by the Annual General Shareholders Meeting held on April 26, 2022. It is as follows:
(i)The payment of a fixed, gross and monthly amount of UF 800 in favor of the Chairman of the Board of Directors, of UF 700 in favor of the vice-president of the board of directors and of UF 600 in favor of the remaining six directors and regardless of the number of Board of Directors’ Meetings held or not held during the related month.
(ii)A variable gross amount payable to the Chairman and Vice President of the board of directors equivalent to 0.12% of the net liquid income earned by the Company in the respective business year for each; and
(iii)A variable gross amount payable to each Company director, excluding the Chairman and Vice President of the board of directors, equivalent to 0.06% of the net liquid income earned in the respective business year.

To calculate the variable compensation amount for 2022, net earnings from 2022 will be considered, up to a maximum of 110% of the 2021 net earnings.
Compensation of the Board for 2023, that is from April 26, 2023 to April 24, 2024, was determined by the Annual General Shareholders Meeting held on April 26, 2023. It is as follows:
(i)The payment of a fixed, gross and monthly amount of UF 800 in favor of the Chairman of the Board of Directors, of UF 700 in favor of the vice-president of the board of directors and of UF 600 in favor of the remaining six directors and regardless of the number of Board of Directors’ Meetings held or not held during the related month.
(ii)A variable gross amount payable to the Chairman and Vice President of the board of directors equivalent to 0.12% of the net liquid income that the Company effectively obtains during the respective business year for each; and
(iii)A variable gross amount payable in local currency to each Company director, excluding the Chairman and Vice President of the Company, equivalent to 0.06% of the net liquid income that the Company effectively obtains during the respective business year.
Net income for the 2023 fiscal year will be considered for the calculation of variable compensation for 2023. The amount of variable compensation for 2023 will be capped at 110% of the amount paid to the Company’s directors for variable compensation in 2022.
These fixed and variable amounts for both periods shall not be challenged and those expressed in percentage terms shall be paid immediately after the respective annual general shareholders meeting approves the financial statements, the annual report, the account inspectors report and the external auditors report for the respective year.
Accordingly, the compensation and profit sharing paid to members of the Directors' Committee and the directors as of December 31, 2023, amounted to ThUS$ 7,516 and as of December 31, 2022 to ThUS$ 6,711, and as of December 31, 2021 to ThUS$ 3,749.
(c)Directors’ Committee compensation
Compensation for the Board of Directors is the same for 2021, 2022 and 2023, as follows:
(i)The payment of a fixed, gross and monthly amount of UF 200 in favor of each of the 3 directors who were members of the Directors’ Committee, regardless of the number of meetings of the Directors’ Committee that have or have not been held during the month concerned.
(ii)The payment in domestic currency and in favor of each of the 3 directors of a variable and gross amount equivalent to 0.02% of total net income from the respective business year.
To calculate the variable compensation amount for 2022, the net income from 2022 will be considered, up to a maximum of 110% of the 2021 net income.
Profit for the 2023 fiscal year will be considered for the calculation of variable compensation for 2023. The amount of variable compensation for 2023 will be capped at 110% of the amount paid to the Company’s directors for variable compensation in 2022.
These fixed and variable amounts for both periods shall not be challenged and those expressed in percentage terms shall be paid immediately after the respective annual general shareholders meeting approves the financial statements, the annual report, the account inspectors report and the external auditors report for the respective year.
(d)Health, Safety and Environmental Matters Committee:
The remuneration of this committee for the 2022 period was composed of the payment of a fixed, gross, monthly amount of UF 100 for each of the 3 directors on the committee regardless of the number of meetings it has held. For the 2023 period, this remuneration remains unchanged.
(e)Corporate Governance Committee
The remuneration for this committee for the 2022 period was composed of the payment of a fixed, gross, monthly amount of UF 100 for each of the 3 directors on the committees regardless of the number of meetings it has held. For the 2023 period, this remuneration remains unchanged.
(f)Guarantees constituted in favor of the directors
No guarantees have been constituted in favor of the directors.
(g)Senior management compensation:
(i)This includes monthly fixed salary and variable performance bonuses. (See Note 6.2)
(ii)The Company has an annual bonus plan based on goal achievement and individual contribution to the Company’s results. These incentives are structured as a minimum and maximum number of gross monthly salaries and are paid once a year.
(iii)In addition, there are retention bonuses for its executives (see Note 17.6)
(h)Guarantees pledged in favor of the Company’s management
No guarantees have been pledged in favor of the Company’s management.
(i)Pensions, life insurance, paid leave, shares in earnings, incentives, disability loans, other than those mentioned in the above points.
The Company’s Management and Directors do not receive or have not received any benefit during the years ended December 31, 2023, 2022 and 2021 or compensation for the concept of pensions, life insurance, paid time off, profit sharing, incentives, or benefits due to disability other than those mentioned in the preceding points.
6.2    Key management personnel compensation
As of December 31, 2023, and 2022, the number of the key management personnel is 153 and 142, respectively.

Key management personnel compensation	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	ThUS$	ThUS$	ThUS$
Key management personnel compensation	37,418	29,633	31,560
Please also see the description of the compensation plan for executives in Note 17.6.